Pursuant to Rule 497(e)
Registration No. 333-11283

SunAmerica Focused Series, Inc.

Focused Growth Portfolio

(the “Portfolio”)

Supplement dated July 27, 2007

to the Prospectus dated May 1, 2007

Effectively immediately, on page 58, in the “Information About Advisers” section of the Prospectus, all references to Gregory S. Parker are hereby deleted and replaced in their entirety with the following:

Jay Rushin, Lead Portfolio Manager, Co-Head Small-Cap Equity Team, Senior Vice President (AIG SunAmerica)	Mr. Rushin has over ten years of experience in the investment industry, focusing the past nine years on the small- and mid-cap growth segments of the market. Prior to joining AIG SunAmerica in December 2005, Mr. Rushin was a lead portfolio manager at AIM Management Group since 1998, where he was responsible for a small- and mid-cap growth team, and its respective portfolios. He received a B.A. from Florida State University, is a CFA charterholder and a member of the New York Society of Security Analysts (NYSSA).

SunAmerica Focused Series, Inc.

Focused Growth Portfolio

(the “Portfolio”)

Supplement dated July 27, 2007 to the

Statement of Additional Information (“SAI”)

dated May 1, 2007

Effectively immediately, on page B-72, in the section “Adviser, Personal Securities Trading, Distributor and Administrator” in the SAI under the heading “Additional Information about the Portfolio Managers,” all references to Gregory S. Parker are hereby deleted and replaced with the following:

Other Accounts (As of October 31, 2006 except with respect to the Focused StarAPLHA Potfolio, which provides info as of April 1, 2007 or as otherwise indicated)*
			Number of Other Accounts Managed and Total Asset (in millions) by Account			Number of Accounts and Total Assets (in millions) for Which Advisory Fee is Performance Based
Portfolio	Advisers/ Sub-adviser	Portfolio Manager	RIC	OPI	OA	RIC	OPI	OA
Growth Portfolio	AIG SunAmerica	Jay Rushin	6	0	0	0	0	0
			$537.7	None	None	None	None	None

*	Information for Jay Rushin is as of June 30, 2007.

Additionally on page B-74 of the SAI, in the table under the heading “Portfolio Manager Ownership of Fund Shares,” the reference to Mr. Parker is hereby deleted and replaced with the following:

Portfolio	Name of Adviser	Name of Portfolio Manager	Dollars range of Equity Securities in each Fund managed by the named Portfolio Manager
Growth Portfolio	AIG SunAmerica	Jay Rushin*	None

*	Information for Jay Rushin is as of June 30, 2007.